Financial instruments (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financing Arrangement With Banco De Desenvolvimento De Mina Gerais [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 16,611
Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Notional amount	100,000
Probable Scenario [Member] | Financing Arrangement With Banco De Desenvolvimento De Mina Gerais [Member]
IfrsStatementLineItems [Line Items]
Notional amount	457
Probable Scenario [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Notional amount	(121)
Scenario One [Member] | Financing Arrangement With Banco De Desenvolvimento De Mina Gerais [Member]
IfrsStatementLineItems [Line Items]
Notional amount	7
Scenario One [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Notional amount	(228)
Scenario Two [Member] | Financing Arrangement With Banco De Desenvolvimento De Mina Gerais [Member]
IfrsStatementLineItems [Line Items]
Notional amount	0
Scenario Two [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ (335)
Selic Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	15.00%
Selic Interest Rate [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	12.25%
Selic Interest Rate [Member] | Probable Scenario [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.27%
Selic Interest Rate [Member] | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	13.48%
Selic Interest Rate [Member] | Scenario One [Member] | Financing Arrangement With Banco De Desenvolvimento De Mina Gerais [Member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Selic Interest Rate [Member] | Scenario One [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.38%
Selic Interest Rate [Member] | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	14.70%
Selic Interest Rate [Member] | Scenario Two [Member] | Financing Arrangement With Banco De Desenvolvimento De Mina Gerais [Member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%
Selic Interest Rate [Member] | Scenario Two [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.48%
Bsby Interest Rate [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.15%
Bsby Interest Rate [Member] | Scenario One [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	2.50%
Bsby Interest Rate [Member] | Scenario Two [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%